STOCK BASED COMPENSATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options outstanding
Number of options outstanding, begining balance	$ 6,939,178	$ 5,901,678
Granted	2,825,000	1,325,000
Exercised, converted
Forfeited / exchanged / modification	(162,501)	(287,500)
Number of options outstanding, ending balance	9,601,677	6,939,178
Number of options exercisable at end of period	6,513,572	3,507,661
Number of options available for grant at end of period	598,323	1,060,822
Weighted average option prices per share
Granted during the period	$ 0.30	$ 0.61
Exercised during the period	0.00	0.00
Terminated during the period	0.60	0.38
Outstanding at end of the period	0.39	0.45
Exercisable at end of period	$ 0.40	$ 0.39